OPERATING LEASES	12 Months Ended
Dec. 31, 2020
OPERATING LEASES
OPERATING LEASES

10.          OPERATING LEASES

The Company leases its facilities and offices under non-cancellable operating lease agreements. These leases expire through 2023 and are renewable upon negotiation.

The right-of-use assets were US$2,135 as of December 31, 2020. The current portion of lease liabilities was US$1,409 and the operating lease liabilities – non-current were US$589 as of December 31, 2020. For the year ended December 31, 2020, cash paid for amounts included in the measurement of lease liabilities was US$940.

Before adoption of ASC842, total operating lease cost for the year ended December 31, 2018 was $4,140.  The operating lease cost and short-term lease cost for the years ended December 31, 2019 and 2020 were as follows:

	For the Year Ended	For the Year Ended
	December 31, 2019	December 31, 2020
Cost	$90	$297
Selling expenses	7	—
Research and development expenses	977	1,221
General and administrative expenses	215	296
Total operating lease cost	1,289	1,814

Short-term lease cost	276	83

Total lease cost	$1,565	$1,897

The weighted average remaining lease term as of December 31, 2020 and 2019 was 1.70 and 1.88 years, and the weighted average discount rate of the operating leases was 10.30% and 10.92%.

Maturities of lease liabilities as of December 31, 2020 were as follows:

Operating Lease
2021	$1,409
2022	610
Total undiscounted lease payment	2,019
Less: Imputed interest	21
Present value of lease liabilities	$1,998